ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

April 3, 2024

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectus for each series of the Trust identified in Exhibit A below, each dated March 31, 2024, that would have been filed under Rule 497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 336 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on March 29, 2024 via EDGAR (Accession No. 0001398344-24-006650).

Sincerely,

/s/ Susan Cannon
Susan Cannon
Assistant Secretary

cc:	Adam C. Teufel, Esq.
Dechert LLP

Exhibit A

Funds

Prospectus:

Alerian Energy Infrastructure ETF

Alerian MLP ETF

ALPS Active REIT ETF

ALPS Active Equity Opportunity ETF

ALPS Clean Energy ETF

ALPS Disruptive Technologies ETF

ALPS Emerging Sector Dividend Dogs ETF

ALPS Global Travel Beneficiaries ETF

ALPS Intermediate Municipal Bond ETF

ALPS International Sector Dividend Dogs ETF

ALPS Medical Breakthroughs ETF

ALPS | O’Shares U.S. Quality Dividend ETF

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF

ALPS | O’Shares Global Internet Giants ETF

ALPS | O’Shares Europe Quality Dividend ETF

ALPS REIT Dividend Dogs ETF

ALPS Equal Sector Weight ETF

ALPS Sector Dividend Dogs ETF

ALPS | Smith Core Plus Bond ETF

Barron’s 400 ETF

Level Four Large Cap Growth Active ETF

RiverFront Dynamic Core Income ETF

RiverFront Dynamic US Dividend Advantage ETF

RiverFront Strategic Income Fund